FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

23.   FAIR VALUE MEASUREMENTS

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Fair value measurements as at December 31, 2018 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	94,628	94,628

Fair value measurements as at December 31, 2019 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	119,927	119,927

The Group recognized a gain of RMB64,628 and RMB14,155 (US$2,033) for measuring equity investments at fair value using the measurement alternative resulting from the observable price changes occurring in the years ended December 31, 2018 and 2019, respectively.

The Group had no financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2018 and 2019.